Income Taxes	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income Taxes
23.	Income Taxes

(a)	Details of income tax expense (benefit) recognized in profit for the year for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)	2015		2016	2017
Current tax expense
Current year	~~W~~	277,264	361,237	512,123
Deferred tax expense (benefit)
Origination and reversal of temporary differences		123,458	(49,190)	(104,835)
Change in unrecognized deferred tax assets		9,804	72,678	(11,708)

		133,262	23,488	(116,543)

Income tax expense	~~W~~	410,526	384,725	395,580

(b)	Income taxes recognized directly in other comprehensive income for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)	2015
	Before tax		Tax benefit	Net of tax
Net change in fair value of available-for-sale financial assets	~~W~~	(288)	70	(218)
Remeasurements of net defined benefit liabilities (assets)		(110,257)	26,682	(83,575)
Foreign currency translation differences for foreign operations		44,913	144	45,057
Change in equity of equity method investee		18,569	—	18,569

	~~W~~	(47,063)	26,896	(20,167)

(In millions of won)	2016
	Before tax		Tax benefit (expense)	Net of tax
Net change in fair value of available-for-sale financial assets	~~W~~	(77)	19	(58)
Remeasurements of net defined benefit liabilities (assets)		155,346	(37,594)	117,752
Foreign currency translation differences for foreign operations		(90,503)	—	(90,503)
Change in equity of equity method investee		(5,216)	—	(5,216)

	~~W~~	59,550	(37,575)	21,975

(In millions of won)	2017
	Before tax		Tax benefit	Net of tax
Net change in fair value of available-for-sale financial assets	~~W~~	—	—	—
Remeasurements of net defined benefit liabilities (assets)		(16,260)	9,259	(7,001)
Foreign currency translation differences for foreign operations		(231,738)	—	(231,738)
Change in equity of equity method investee		1,346	—	1,346

	~~W~~	(246,652)	9,259	(237,393)

(c)	Reconciliation of the actual effective tax rate for the years ended December 31, 2015, 2016 and 2017 is as follows:

(In millions of won)	2015			2016		2017
Profit before income taxes	~~W~~		1,433,982		1,316,233		2,332,632

Income tax using the statutory tax rate of each country		32.56%	466,848	33.49%	440,753	28.54%	665,733
Non-deductible expenses		2.66%	38,208	3.39%	44,606	2.72%	63,416
Tax credits		(8.12%)	(116,439)	(11.45%)	(150,663)	(10.64%)	(248,191)
Change in unrecognized deferred tax assets		0.68%	9,804	5.52%	72,678	(0.50%)	(11,708)
Effect on change in tax rate (Note 24(d))		—	—	—	—	(3.10%)	(72,376)
Others		0.84%	12,105	(1.72%)	(22,649)	(0.06%)	(1,294)

Actual income tax expense	~~W~~		410,526		384,725		395,580

Actual effective tax rate			28.63%		29.23%		16.96%